Related Party Transactions (Details 3) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Loans from key management personnel
Beginning of the year
Loans advanced			500,000
Loans repayments made			(500,000)
Fees and interest charged			20,342
Fees and interest paid			(20,342)
End of year